Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 14,974,852	$ 13,026,331
Less: allowance for credit loss	(18,797)	(18,214)
Accounts receivable, net	$ 14,956,055	$ 13,008,117